Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

HG	DGA Absolute Return ETF
listed on NYSE Arca, Inc.
August 22, 2023

Supplement to the Prospectus dated June 30, 2023

Effective immediately, the first sentence of the “Dividends, Distributions, and Taxes - Dividends and Distributions” subsection is revised to read as follows:

The Fund intends to pay out dividends and interest income, if any, annually, and distribute any net realized capital gains to its shareholders at least annually.

Please retain this Supplement for future reference.